Offerings - Offering: 1	Mar. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00125 per share
Amount Registered | shares	32,892,174
Proposed Maximum Offering Price per Unit	17.43
Maximum Aggregate Offering Price	$ 573,310,592.82
Fee Rate	0.01381%
Amount of Registration Fee	$ 79,174.19
Offering Note	(1) Includes (i) 16,852,372 outstanding shares of common stock, par value $0.00125 per share (the "Common Stock"), of Wolfspeed, Inc. (the "Company"), held by the selling stockholder, (ii) 11,096,247 shares of Common Stock issuable upon conversion of certain senior secured convertible notes held by the selling stockholder issued by the Company pursuant to that certain Indenture, dated September 29, 2025, between the Company, Wolfspeed Texas LLC, as subsidiary guarantor, and U.S. Bank Trust Company, National Association, as trustee and collateral agent, and (iii) 4,943,555 shares of Common Stock issuable upon the exercise of a warrant held by the selling stockholder. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) promulgated under Securities Act of 1933, as amended, based on the average of the high and low sales prices of shares of the registrant's Common Stock on the New York Stock Exchange ("NYSE") on March 6, 2026 (such date being within five business days prior to the date that this registration statement was filed with the U.S. Securities and Exchange Commission).